DEBT - Borrowings from Banks and Other Financial Institutions (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt	€ 3,351,888	€ 2,477,186	€ 2,811,779
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Debt	€ 414,633	290,930	€ 113,165
Borrowings, weighted average interest rate	3.441%
Total borrowings from banks and other financial institutions | FFS Inc. | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.83%
January 2026 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	€ 84,115	130,224
January 2027 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	75,497	0
March 2026 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	41,682	75,040
December 2028 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	150,142	0
April 2025 | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Debt	63,181	73,153
Borrowings From Bank | Ferrari S.p.A.
Disclosure of detailed information about borrowings [line items]
Debt	€ 16	€ 12,513